                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/04

               Date of Reporting Period: Six months ended 5/31/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

17TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2004

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$6.76	$5.84
Income From Investment Operations:
Net investment income	0.16	0.23
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.07	0.93

TOTAL FROM INVESTMENT OPERATIONS	0.23	1.16

Less Distributions:
Distributions from net investment income	(0.16)	(0.24)
Distributions from net realized gain on investments and foreign currency transactions	--	--

TOTAL DISTRIBUTIONS	(0.16)	(0.24)

Net Asset Value, End of Period	$6.83	$6.76

Total Return[4]	3.40%	20.20%

Ratios to Average Net Assets:

Expenses	1.32%[5]	1.34%[5,6]

Net investment income	4.59%[5]	4.72%[5]

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[5,8]

Supplemental Data:

Net assets, end of period (000 omitted)	$289,804	$281,381

Portfolio turnover	31%	94%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the period ended November 30, 2003 and the year ended February 28, 2003 are 1.30% and 1.34%, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represent less than 0.01%

See Notes which are an integral part of the Financial Statements

Year Ended February 28 or 29,
2003	2002	2001	2000 [2]	1999
$7.87	$9.94	$11.62	$12.42	$14.07

0.33	0.34 [3]	0.31	0.36	0.38
(2.03)	(2.05)[3]	(1.49)	0.34	0.64

(1.70)	(1.71)	(1.18)	0.70	1.02

(0.33)	(0.36)	(0.36)	(0.36)	(0.36)
--	--	(0.14)	(1.14)	(2.31)

(0.33)	(0.36)	(0.50)	(1.50)	(2.67)

$5.84	$7.87	$9.94	$11.62	$12.42

(21.94)%	(17.58)%	(10.41)%	5.44%	7.04%

1.38%[6]	1.27%	1.24%	1.24%	1.23%

4.98%	3.77%[3]	2.76%	2.86%	2.79%

0.00%[8]	--	0.01%	0.01%	0.01%

$213,915	$363,449	$523,944	$688,761	$756,510

140%	95%	84%	127%	94%

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$6.77	$5.84
Income From Investment Operations:
Net investment income	0.13	0.21
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.08	0.93

TOTAL FROM INVESTMENT OPERATIONS	0.21	1.14

Less Distributions:
Distributions from net investment income	(0.14)	(0.21)
Distributions from net realized gain on investments and foreign currency transactions	--	--

TOTAL DISTRIBUTIONS	(0.14)	(0.21)

Net Asset Value, End of Period	$6.84	$6.77

Total Return[4]	3.02%	19.71%

Ratios to Average Net Assets:

Expenses	2.07%[5]	2.09%[5,6]

Net investment income	3.84%[5]	3.97%[5]

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[5,8]

Supplemental Data:

Net assets, end of period (000 omitted)	$47,074	$46,836

Portfolio turnover	31%	94%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the period ended November 30, 2003 and the year ended February 28, 2003 are 2.05% and 2.09%, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%

See Notes which are an integral part of the Financial Statements

Year Ended February 28 or 29,
2003	2002	2001	2000 [2]	1999
$7.88	$9.95	$11.63	$12.42	$14.08

0.28	0.28 [3]	0.23	0.26	0.28
(2.04)	(2.06)[3]	(1.50)	0.35	0.63

(1.76)	(1.78)	(1.27)	0.61	0.91

(0.28)	(0.29)	(0.27)	(0.26)	(0.26)
--	--	(0.14)	(1.14)	(2.31)

(0.28)	(0.29)	(0.41)	(1.40)	(2.57)

$5.84	$7.88	$ 9.95	$11.63	$12.42

(22.64)%	(18.19)%	(11.09)%	4.73%	6.18%

2.13%[6]	2.02%	2.00%	1.99%	1.98%

4.20%	3.01%[3]	2.01%	2.10%	2.04%

0.00%[8]	--	--	--	--

$35,409	$63,249	$100,487	$135,245	$142,858

140%	95%	84%	127%	94%

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$6.76	$5.84
Income From Investment Operations:
Net investment income	0.13	0.21
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.08	0.92

TOTAL FROM INVESTMENT OPERATIONS	0.21	1.13

Less Distributions:
Distributions from net investment income	(0.14)	(0.21)
Distributions from net realized gain on investments and foreign currency transactions	--	--

TOTAL DISTRIBUTIONS	(0.14)	(0.21)

Net Asset Value, End of Period	$6.83	$6.76

Total Return[4]	3.01%	19.53%

Ratios to Average Net Assets:

Expenses	2.07%[5]	2.09%[5,6]

Net investment income	3.84%[5]	3.97%[5]

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[5,8]

Supplemental Data:

Net assets, end of period (000 omitted)	$18,224	$16,815

Portfolio turnover	31%	94%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the period ended November 30, 2003 and the year ended February 28, 2003 are 2.05% and 2.09%, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended February 28 or 29,
2003	2002	2001	2000 [2]	1999
$7.87	$9.94	$11.62	$12.42	$14.07

0.29	0.28 [3]	0.23	0.26	0.28
(2.04)	(2.06)[3]	(1.49)	0.34	0.64

(1.75)	(1.78)	(1.26)	0.60	0.92

(0.28)	(0.29)	(0.28)	(0.26)	(0.26)
--	--	(0.14)	(1.14)	(2.31)

(0.28)	(0.29)	(0.42)	(1.40)	(2.57)

$5.84	$7.87	$ 9.94	$11.62	$12.42

(22.54)%	(18.21)%	(11.09)%	4.65%	6.25%

2.13%[6]	2.02%	2.00%	1.99%	1.98%

4.22%	3.01%[3]	2.00%	2.11%	2.03%

0.00%[8]	--	--	--	--

$13,063	$22,467	$34,223	$51,708	$58,012

140%	95%	84%	127%	94%

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended
	5/31/2004	11/30/2003 [1]
Net Asset Value, Beginning of Period	$6.76	$5.84
Income From Investment Operations:
Net investment income	0.18	0.26
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.04	0.90

TOTAL FROM INVESTMENT OPERATIONS	0.22	1.16

Less Distributions:
Distributions from net investment income	(0.16)	(0.24)
Distributions from net realized gain on investments and foreign currency transactions	--	--

TOTAL DISTRIBUTIONS	(0.16)	(0.24)

Net Asset Value, End of Period	$6.82	$6.76

Total Return[4]	3.25%	20.20%

Ratios to Average Net Assets:

Expenses	1.32%[5]	1.34%[5,6]

Net investment income	4.59%[5]	4.72%[5]

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[5,8]

Supplemental Data:

Net assets, end of period (000 omitted)	$113,502	$123,128

Portfolio turnover	31%	94%

1 The Fund changed its fiscal year end from February 28 to November 30.

2 Beginning with the year ended February 29, 2000, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

3 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the period ended November 30, 2003 and the year ended February 28, 2003 are 1.30% and 1.34%, respectively, after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended February 28 or 29,
2003	2002	2001	2000 [2]	1999
$7.87	$9.94	$11.62	$12.41	$14.07

0.36	0.36 [3]	0.33	0.37	0.39
(2.06)	(2.07)[3]	(1.51)	0.34	0.63

(1.70)	(1.71)	(1.18)	0.71	1.02

(0.33)	(0.36)	(0.36)	(0.36)	(0.37)
--	--	(0.14)	(1.14)	(2.31)

(0.33)	(0.36)	(0.50)	(1.50)	(2.68)

$5.84	$7.87	$ 9.94	$11.62	$12.41

(21.94)%	(17.58)%	(10.40)%	5.55%	6.99%

1.38%[6]	1.27%	1.22%	1.21%	1.20%

4.97%	3.76%[3]	2.78%	2.89%	2.81%

0.00%[8]	--	0.03%	0.03%	0.03%

$119,963	$205,750	$315,231	$461,145	$558,020

140%	95%	84%	127%	94%

Portfolio of Investments

May 31, 2004 (unaudited)

Shares			Value
		COMMON STOCKS--42.1%
		Consumer Discretionary--3.7%
$40,600		Black & Decker Corp.	$2,433,158
154,500		Delphi Auto Systems Corp.	1,574,355
20,000		Harrah's Entertainment, Inc.	1,028,000
168,500		Limited, Inc.	3,252,050
116,200		Mattel, Inc.	2,031,176
17,100		May Department Stores Co.	490,086
36,000		Maytag Corp.	938,880
95,400		Newell Rubbermaid, Inc.	2,248,578
144,800		Pearson PLC, ADR	1,786,832
26,400		Regal Entertainment Group	564,960
63,000		Tupperware Corp.	1,151,010

		TOTAL	17,499,085

		Consumer Staples--3.3%
71,300		Albertsons, Inc.	1,670,559
49,700		Altria Group, Inc.	2,384,109
43,900		Coca-Cola Co.	2,254,265
35,100		Kimberly-Clark Corp.	2,313,090
190,200		Lowes Corp.-Carolina Group	4,315,638
75,600		Sara Lee Corp.	1,731,240
26,500		Unilever PLC, ADR	1,018,660

		TOTAL	15,687,561

		Energy--2.6%
82,900		BP Amoco PLC, ADR	4,393,700
18,600		ChevronTexaco Corp.	1,681,440
5,900		ENI SpA, ADR	599,027
77,300		Exxon Mobil Corp.	3,343,225
11,000		Royal Dutch Petroleum Co., ADR	550,990
17,600		Total SA, ADR, Class B	1,655,808

		TOTAL	12,224,190

		Financials--13.4%
146,100		Allstate Corp.	6,425,478
138,500		Amvescap PLC, ADR	1,879,445
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
15,000		BB&T Corp.	$565,200
67,367		Bank of America Corp.	5,600,219
59,900		Barclays Bank PLC, London, ADR	2,129,445
191,900		Citigroup, Inc.	8,909,917
39,700		Comerica, Inc.	2,247,417
21,500		Fannie Mae	1,455,550
59,800		Friedman, Billings, Ramsey Group, Inc., Class A	1,166,100
102,600		J.P. Morgan Chase & Co.	3,779,784
122,700		Lloyds TSB Group PLC, ADR	3,926,400
79,900		MBNA Corp.	2,029,460
44,100		Montpelier Re Holdings Ltd.	1,538,208
63,100		Morgan Stanley	3,376,481
59,000		Nationwide Financial Services, Inc., Class A	2,156,450
60,500		Sun Life Financial Services of Canada	1,647,415
65,100		Trizec Properties, Inc.	1,074,801
344,700		U.S. Bancorp	9,686,070
55,900		Wells Fargo & Co.	3,286,920

		TOTAL	62,880,760

		Healthcare--3.9%
38,700		Abbott Laboratories	1,594,827
45,300		Bristol-Myers Squibb Co.	1,144,731
26,600		GlaxoSmithKline PLC, ADR	1,129,170
3,870	[1]	Hospira, Inc.	99,227
10,300		Johnson & Johnson	573,813
72,600		Merck & Co., Inc.	3,433,980
24,900		Novartis AG, ADR	1,124,733
248,100		Pfizer, Inc.	8,767,854
14,600		Wyeth	525,600

		TOTAL	18,393,935

		Industrials--4.0%
9,000		Avery Dennison Corp.	531,360
115,000		BAE Systems PLC, ADR	1,735,269
140,400		General Electric Co.	4,369,248
32,200		Honeywell International, Inc.	1,085,140
36,000		Lockheed Martin Corp.	1,783,440
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
29,400		Quebecor World, Inc.	$599,172
24,500		SPX Corp.	1,071,140
47,600		ServiceMaster Co.	578,816
25,800		Union Pacific Corp.	1,504,656
23,000		United Parcel Service, Inc.	1,649,560
128,300		Waste Management, Inc.	3,689,908

		TOTAL	18,597,709

		Materials--2.5%
45,700		Akzo Nobel NV, ADR	1,644,788
22,900		Anglo American PLC, ADR	482,503
47,600		Ciba Specialty Chemical AG, ADR	1,634,584
77,700		Du Pont (E.I.) de Nemours & Co.	3,356,640
13,200		Freeport-McMoRan Copper & Gold, Inc., Class B	443,916
22,900		Great Lakes Chemical Corp.	567,462
12,000		Martin Marietta Materials	513,960
47,600		Packaging Corp. of America	1,118,600
15,300		Praxair, Inc.	565,947
43,800		Stora Enso Oyj, ADR	565,896
28,900		UPM - Kymmene OY, ADR	522,223

		TOTAL	11,416,519

		Telecommunication Services--5.2%
140,800		AT&T Corp.	2,334,464
50,500		BCE, Inc.	1,004,950
138,600		BellSouth Corp.	3,459,456
34,400		China Mobile Hong Kong Ltd., ADR	493,640
243,900		SBC Communications, Inc.	5,780,430
60,100		Sprint Corp. (FON Group)	1,067,376
81,800		TDC A/S, ADR	1,375,876
51,800	[1]	Telefonica Moviles, SA, ADR	541,310
15,700		Telefonos de Mexico, Class L, ADR	528,148
151,000		Telstra Corp. Ltd., ADR	2,554,920
143,800		Verizon Communications	4,972,604

		TOTAL	24,113,174

Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--3.5%
61,200		DPL, Inc.	$1,208,700
48,700		Duke Energy Corp.	971,078
30,800		Endesa S.A., ADR	569,492
128,000		Exelon Corp.	4,262,400
110,400		National Grid Group PLC, ADR	4,438,080
25,000		PPL Corp.	1,078,750
84,000		Pinnacle West Capital Corp.	3,384,360
24,600		Suez SA, ADR	481,914

		TOTAL	16,394,774

		TOTAL COMMON STOCKS (IDENTIFIED COST $182,095,653)	197,207,707

		CORPORATE BONDS--10.7%
		Basic Industry - Metals & Mining--0.4%
$1,500,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	1,676,010

		Basic Industry - Paper--0.3%
800,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	938,000
400,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	447,540

		TOTAL	1,385,540

		Brewing--0.3%
1,250,000		Bavaria, Series 144A, 8.875%, 11/01/2010	1,265,625

		Broadcast Radio & TV--0.4%
1,900,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	1,935,625

		Cable & Wireless Television--0.1%
410,667		Innova S De R.L., Sr. Note, 12.875%, 4/01/2007	412,720
200,000		Innova S De R.L., 9.375%, 9/19/2013	207,500

		TOTAL	620,220

		Capital Goods - Diversified Manufacturing--0.3%
1,500,000	[2]	Hutchison Whampoa Ltd., Series 144A, 6.50%, 2/13/2013	1,477,245

		Capital Goods - Environmental--0.3%
1,500,000		USA Waste Services Ins, Sr. Note, 7.125%, 10/01/2007	1,651,830

		Chemicals & Plastics--0.2%
770,000		Trikem SA, Sr. Note, Series REGS, 10.625%, 7/24/2007	743,050

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--0.8%
$1,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	$1,158,990
1,500,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	1,620,030
1,000,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,128,910

		TOTAL	3,907,930

		Communications - Media Noncable--0.6%
1,500,000		News America Holdings, Note, 8.15%, 10/17/2036	1,799,475
750,000		Univision Communications, Inc., 7.85%, 7/15/2011	861,983

		TOTAL	2,661,458

		Communications - Telecom Wireless--0.1%
300,000		AT&T Wireless Services, Sr. Note, 7.35%, 3/01/2006	322,809

		Communications - Telecom Wirelines--1.0%
1,500,000		CenturyTel, Inc., 8.375%, 10/15/2010	1,716,810
1,200,000		Citizens Communications, 9.00%, 8/15/2031	1,130,064
1,500,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	1,594,575

		TOTAL	4,441,449

		Consumer Cyclical - Automotive--0.4%
350,000		General Motors Acceptance, 4.5%, 7/15/2006	355,800
1,500,000		General Motors Acceptance, 6.875%, 9/15/2011	1,537,320

		TOTAL	1,893,120

		Consumer Cyclical - Entertainment--0.1%
500,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	548,645

		Consumer Non-Cyclical - Consumer Products--0.1%
600,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/01/2005	646,044

		Consumer Non-Cyclical - Tobacco--0.1%
260,000		Philip Morris, Note, 6.375%, 2/1/2006	266,482

		Container & Glass Products--0.3%
360,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	358,200
1,200,000		Vitro SA, Note, Series 144A, 11.75%, 11/01/2013	1,098,000

		TOTAL	1,456,200

		Financial Institution - Banking--0.6%
1,000,000		Banco Mercantil Norte CI, Series 144A, 5.875%, 2/17/2014	970,160
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,654,950

		TOTAL	2,625,110

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--0.3%
$1,500,000		Waddell & Reed Financial, Inc., 7.5%, 1/18/2006	$1,606,395

		Financial Institution - Insurance - Life--0.2%
750,000		AXA-UAP, Sub. Note, 8.6%, 12/15/2030	916,095

		Financial Institution - Insurance - P&C--0.4%
2,000,000	[2]	MBIA Global Funding LLC, 2.875%, 11/30/2006	1,977,320

		Financial Institution - REITs--0.5%
640,000		EOP Operating LP, 8.375%, 3/15/2006	698,323
1,500,000		Rouse Co., 5.375%, 11/26/2013	1,456,590

		TOTAL	2,154,913

		Foreign-Local-Govt.--0.1%
600,000		Hydro Quebec, Sr. Deb., 6.3%, 5/11/2011	659,430

		Oil & Gas--1.3%
1,500,000		Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	1,481,250
1,160,000		Gazprom, Note, Series 144A, 9.625%, 3/01/2013	1,195,844
1,900,000		Pemex Project Funding Mas, Company Guarantee, 7.375%, 12/15/2014	1,928,500
1,950,000		Petrozuata Finance Inc., Company Guarantee, Series 144A, 8.22%, 4/01/2017	1,647,750

		TOTAL	6,253,344

		Rail Industry--0.3%
1,500,000		Transportacion Ferroviaria Mexicana SA DE CV, Company Guarantee, 11.75%, 6/15/2009	1,462,500

		Steel--0.2%
900,000		CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	753,750

		Telecommunications & Cellular--0.7%
1,700,000		PCCW-HKTC Capital Ltd., Company Guarantee, Series REGS, 7.75%, 11/15/2011	1,947,095
1,350,000		Philippine Long Distance, Sr. Unsub., 11.375%, 5/15/2012	1,464,750

		TOTAL	3,411,845

		Utilities--0.3%
1,200,000		CIA Saneamento Basico, Note, Series 144A, 12.00%, 6/20/2008	1,185,000

		TOTAL CORPORATE BONDS (IDENTIFIED COST $48,823,429)	49,904,984

		GOVERNMENTS/AGENCIES--13.0%
		Government Agency--0.1%
500,000		Banque Centrale de Tunis, Unsub., 7.375%, 4/25/2012	536,250

Principal Amount			Value
		GOVERNMENT AGENCIES--continued
		Sovereign--12.9%
$2,873,287		Brazil, Gov Brady, C Bond, 8.00%, 4/15/2014	$2,558,949
1,500,000		Brazil, Government of, 14.50%, 10/15/2009	1,706,250
1,500,000		Brazil, Government of, Bond, 10.125%, 5/15/2027	1,280,250
2,900,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	3,030,500
3,320,000		Brazil, Government of, Note, 11.00%, 1/11/2012	3,245,300
2,000,000		Brazil, Government of, Note, 12.00%, 4/15/2010	2,080,000
1,650,000		Brazil, Government of, Unsub., 11.00%, 8/17/2040	1,486,650
950,000		Bulgaria, Government of, Bond, Series REGS, 8.25%, 1/15/2015	1,066,707
1,740,000		Colombia, Government of, 10.00%, 1/23/2012	1,753,050
750,000		Colombia, Government of, 10.75%, 1/15/2013	780,000
1,000,000		Colombia, Republic of, Bond, 8.125%, 5/21/2024	775,000
650,000		El Salvador, Government, Bond, Series REGS, 8.25%, 4/10/2032	601,250
850,000		Guatemala, Government of, Note, Series 144A, 9.25%, 8/01/2013	867,000
37,140,500		Mexico Fixed Rate Bonds, Bond, Series MI10, 8.00%, 12/19/2013	2,834,278
1,000,000		Mexico, Government of, Bond, 11.50%, 5/15/2026	1,396,250
3,150,000		Mexico, Government of, Bond, 8.00%, 9/24/2022	3,295,687
3,050,000		Mexico, Government of, Note, 7.50%, 1/14/2012	3,321,450
700,000		Mexico, Government of, Note, 8.125%, 12/30/2019	753,375
450,000		Panama, Government of, Bond, 9.375%, 1/16/2023	452,250
2,050,000		Peru, Government of, Note, 9.875%, 2/06/2015	2,080,750
1,300,000		Philippines, Government, 9.875%, 1/15/2019	1,293,890
850,000		Philippines, Government, Note, 8.25%, 1/15/2014	805,800
600,000		Philippines, Government of, Note, 10.625%, 3/16/2025	618,240
4,100,000		Russia, Government of, Series REGS, 8.25%, 3/31/2010	4,434,355
1,500,000		Russia, Government of, Series Regs, 10.00%, 6/26/2007	1,700,475
7,300,000		Russia, Government of, Unsub., Series REGS, 5.00%, 3/31/2030	6,646,285
2,750,000		Turkey, Government of, 11.00%, 1/14/2013	2,963,125
1,000,000		Turkey, Government of, 9.50%, 1/15/2014	1,000,000
756,014		Ukraine, Government of, Sr. Note, Series REGS, 11.00%, 3/15/2007	823,185
1,000,000		Venezuela, Government of Brady Par, Par Bond, Series X-B, 6.75%, 3/31/2020	870,000
1,850,000		Venezuela, Government of, 10.75%, 9/19/2013	1,799,125
670,000		Venezuela, Government of, 9.375%, 1/13/2034	562,800
1,530,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	1,296,675

		TOTAL	60,178,901

		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $59,118,580)	60,715,151

Shares			Value
		PREFERRED STOCKS--1.9%
		Consumer Discretionary--1.0
33,400		Boise Cascade Corp., Conv. Pfd., $3.75	$1,721,770
106,300		General Motors Corp., Conv. Pfd., Series C, $1.5625	3,124,157

		TOTAL	4,845,927

		Financials--0.1%
9,600		Washington Mutual, Inc., Conv. Pfd., $2.6875	556,128

		Information Technology--0.1%
11,400		Motorola, Inc., Conv. Pfd., $3.5	590,976

		Telecommunication Services--0.6%
52,900		Alltel Corp., DECS, $3.875	2,630,188

		Utilities--0.1%
11,600		American Electric Power, DECS, $4.625	511,676

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $7,749,279)	9,134,895

		U.S. TREASURY--3.3%
6,300,000		United States Treasury Bond, 10.750%, 8/15/2005	6,954,633
3,121,000		United States Treasury Bond, 11.625%, 11/15/2004	3,265,471
2,430,000		United States Treasury Bond, 12.000%, 5/15/2005	2,664,082
2,585,000		United States Treasury Bond, 13.750%, 8/15/2004	2,651,745

		TOTAL U.S. TREASURY (IDENTIFIED COST $17,147,461)	15,535,931

		MUTUAL FUNDS--28.3%[3]
1,443,349		Federated Mortgage Core Portfolio	14,404,624
15,884,808		High Yield Bond Portfolio	107,381,300
11,053,240		Prime Value Obligations Fund, IS Shares	11,053,240

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $125,278,015)	132,839,164

		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $440,212,417)[4]	465,337,832

		OTHER ASSETS AND LIABILITIES - NET--0.7%	3,265,987

		TOTAL NET ASSETS--100%	$468,603,819

1 Non-Income producing.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2004, these securities amounted to $3,454,565 which represents 0.7% of total net assets.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $440,212,417.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2004 (unaudited)

Assets:
Total investments in securities, at value including $132,839,164 of investments in affiliated issuers (Note 5) (identified cost $440,212,417)		$465,337,832
Cash		393
Income receivable		3,379,649
Receivable for investments sold		495,563
Receivable for shares sold		670,270
Prepaid expenses		26,074

TOTAL ASSETS		469,909,781

Liabilities:
Payable for shares redeemed	$766,146
Income distribution payable	311,845
Payable for Directors'/ Trustees' fees	4,496
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	83,567
Payable for distribution services fee (Note 5)	41,110
Payable for shareholder services fee (Note 5)	98,798

TOTAL LIABILITIES		1,305,962

Net assets for 68,630,235 shares outstanding		$468,603,819

Net Assets Consist of:
Paid in capital		$775,857,997
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		25,123,974
Accumulated net realized loss on investments and foreign currency transactions		(333,494,783)
Undistributed net investment income		1,116,631

TOTAL NET ASSETS		$468,603,819

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($289,804,130 ÷ 42,442,000 shares outstanding)		$6.83

Offering price per share (100/94.50 of $6.83)[1]		$7.23

Redemption proceeds per share		$6.83

Class B Shares:
Net asset value per share ($47,073,997 ÷ 6,886,929 shares outstanding)		$6.84

Offering price per share		$6.84

Redemption proceeds per share (94.50/100 of $6.84)[1]		$6.46

Class C Shares:
Net asset value per share ($18,223,970 ÷ 2,668,906 shares outstanding)		$6.83

Offering price per share (100/99.00 of $6.83)[1]		$6.90

Redemption proceeds per share (99.00/100 of $6.83)[1]		$6.76

Class F Shares:
Net asset value per share ($113,501,722 ÷ 16,632,400 shares outstanding)		$6.82

Offering price per share (100/99.00 of $6.82)[1]		$6.89

Redemption proceeds per share (99.00/100 of $6.82)[1]		$6.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2004 (unaudited)

Investment Income:
Dividends (including $5,305,892 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $95,622)			$9,565,267
Interest			4,653,593

TOTAL INCOME			14,218,860

Expenses:
Investment adviser fee (Note 5)		$1,805,554
Administrative personnel and services fee (Note 5)		192,352
Custodian fees		30,812
Transfer and dividend disbursing agent fees and expenses (Note 5)		385,115
Directors'/Trustees' fees		3,564
Auditing fees		8,230
Legal fees		4,488
Portfolio accounting fees (Note 5)		66,557
Distribution services fee--Class B Shares (Note 5)		180,578
Distribution services fee--Class C Shares (Note 5)		67,996
Shareholder services fee--Class A Shares (Note 5)		367,137
Shareholder services fee--Class B Shares (Note 5)		60,193
Shareholder services fee--Class C Shares (Note 5)		22,665
Shareholder services fee--Class F Shares (Note 5)		151,856
Share registration costs		26,997
Printing and postage		37,554
Insurance premiums		6,158
Taxes		37
Miscellaneous		11,184

TOTAL EXPENSES		3,429,027

Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(8,908)
Reimbursement of investment adviser fee	(804)

TOTAL WAIVER AND REIMBURSEMENT		(9,712)

Net expenses			3,419,315

Net investment income			10,799,545

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			24,304,996
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(19,546,983)

Net realized and unrealized gain on investments and foreign currency transactions			4,758,013

Change in net assets resulting from operations			$15,557,558

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2004	Period Ended 11/30/2003 [1]	Year Ended 2/28/2003

Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,799,545	$14,928,393	$24,187,373
Net realized gain (loss) on investments and foreign currency transactions	24,304,996	8,494,368	(152,808,442)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(19,546,983)	53,180,569	(1,841,148)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,557,558	76,603,330	(130,462,217)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,792,547)	(9,437,537)	(13,409,407)
Class B Shares	(934,752)	(1,320,337)	(1,904,164)
Class C Shares	(350,217)	(483,854)	(691,463)
Class F Shares	(2,793,890)	(4,670,626)	(7,595,030)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,871,406)	(15,912,354)	(23,600,064)

Share Transactions:
Proceeds from sale of shares	40,889,881	78,044,833	17,906,340
Net asset value of shares issued to shareholders in payment of distributions declared	8,967,590	12,810,883	18,670,801
Cost of shares redeemed	(54,099,999)	(65,737,489)	(155,079,203)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,242,528)	25,118,227	(118,502,062)

Change in net assets	443,624	85,809,203	(272,564,343)

Net Assets:
Beginning of period	468,160,195	382,350,992	654,915,335

End of period (including undistributed net investment income of $1,116,631 and $1,188,492 and $1,087,159, respectively)	$468,603,819	$468,160,195	382,350,992

1 The Fund changed its fiscal year end from February 28 to November 30.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2004 (unaudited)

1. ORGANIZATION

Federated Capital Income Fund (formerly, Federated Capital Income Fund, Inc.) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. Effective May 27, 2003, the Fund became a portfolio of Federated Income Securities Trust (the "Trust"). The Trust consists of five portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed-income securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Investments in other open-end regulated investment companies are valued at net asset value. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occuring after the close of their primary markets and before the closing of New York Stock Exchange, are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2004, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. At May 31, 2004, the Fund had no outstanding written options.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates. At of May 31, 2004, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 2/28/2003
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,066,904	$28,480,968	8,527,123	$55,438,853	1,594,119	$10,659,520
Shares issued to shareholders in payment of distributions declared	878,448	6,129,103	1,302,539	8,388,414	1,803,956	11,829,989
Shares redeemed	(4,113,825)	(28,772,134)	(4,853,454)	(31,163,730)	(12,916,586)	(86,174,138)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	831,527	$5,837,937	4,976,208	$32,663,537	(9,518,511)	$(63,684,629)

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 2/28/2003
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,202,397	$8,404,754	2,664,664	$17,315,388	674,695	$4,319,223
Shares issued to shareholders in payment of distributions declared	100,888	704,713	154,510	996,159	224,127	1,471,099
Shares redeemed	(1,335,399)	(9,358,335)	(1,958,179)	(12,562,063)	(2,866,655)	(19,202,546)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(32,114)	$(248,868)	860,995	$5,749,484	(1,967,833)	$(13,412,224)

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 2/28/2003
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	429,206	$3,005,267	566,384	$3,673,097	166,198	$1,080,839
Shares issued to shareholders in payment of distributions declared	34,858	243,270	50,149	322,818	69,893	457,499
Shares redeemed	(282,173)	(1,975,983)	(366,666)	(2,365,169)	(853,152)	(5,711,454)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	181,891	$1,272,554	249,867	$1,630,746	(617,061)	$(4,173,116)

	Six Months Ended 5/31/2004		Period Ended 11/30/2003[1]		Year Ended 2/28/2003
Class F Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	142,174	$998,892	251,916	$1,617,495	273,153	$1,846,758
Shares issued to shareholders in payment of distributions declared	270,998	1,890,504	483,224	3,103,492	749,857	4,912,214
Shares redeemed	(1,999,684)	(13,993,547)	(3,072,089)	(19,646,527)	(6,604,674)	(43,991,065)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,586,512)	$(11,104,151)	(2,336,949)	$(14,925,540)	(5,581,664)	$(37,232,093)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(605,208)	$(4,242,528)	3,750,121	$25,118,227	(17,685,069)	$(118,502,062)

1 The Fund changed its fiscal year end from February 28 to November 30.

4. FEDERAL TAX INFORMATION

At May 31, 2004, the cost of investments for federal tax purposes was $440,212,417. The net unrealized appreciation of investments for federal tax purposes was $25,125,415. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,214,607 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,089,192.

At November 30, 2003, the Fund had a capital loss carryforward of $354,024,662 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 235,222

2009	$120,090,607

2010	$205,719,244

2011	$ 27,979,589

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research II Ltd. (Passport II), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser's general partner is Federated Equity Management Company of Pennsylvania (FEMCOPA). Prior to January 1, 2004, the Fund's investment adviser was Passport Research Ltd. (Passport I) for which the general partner was Federated Investment Management Company (FIMCO). The fee received by Passport I was identical to that received by Passport II. Passport II and Passport I may voluntarily choose to waive any portion of their fees. Passport II and Passport I can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended May 31, 2004, the fees paid to Passport II and Passport I were $1,502,329 and $302,421, respectively, after voluntary waiver, if applicable.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

High-Yield Bond Portfolio	$4,836,017

Federated Mortgage Core Portfolio	$378,881

Prime Value Obligations Fund	$90,994

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement (Agreement), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the six months ended May 31, 2004, Class F Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended May 31, 2004, FSC retained $78,853 in sales charges from the sale of Class A Shares. FSC also retained $5 of contingent deferred sales charges relating to redemptions of Class C Shares and $201 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $10,892, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2004, were as follows:

Purchases	$147,605,917

Sales	$141,386,238

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Capital Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

31420C878
31420C860
31420C852
31420C845

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

8092606 (7/04)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        July 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        July 22, 2004